CONTINGENT LIABILITIES AND COMMITMENTS (Narrative) (Details) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
	Aug. 02, 2012	Aug. 23, 2010	Dec. 31, 2017
Baxter Healthcare Corporation [Member]
Disclosure of contingent liabilities [line items]
Agreement term		30 years
Agreement payment amount		$ 45.0
Minimum amount purchased by third party from Kamada through five years from signing the agreement		60.0
Minimum yearly royalties to be paid by shire starting from the beginning of the sale of Glassia produced by Shire in accordance with the License Agreement		$ 5.0
Amount received from Distribution Agreement			$ 39.5
Maximum cost of experiment with Glassia			10.0
Revenue received			4.2
Distribution Agreement [Member]
Disclosure of contingent liabilities [line items]
Amount received from Distribution Agreement			9.0
Total expected proceeds from agreement	$ 60.0
Revenue received			$ 9.0
Operating lease agreements [Member]
Disclosure of contingent liabilities [line items]
Agreements expiration date			2026
Vehicles [Member]
Disclosure of contingent liabilities [line items]
Agreements expiration date			2018-2020
Patents [Member]
Disclosure of contingent liabilities [line items]
Agreements expiration date			15 years